Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Schedule of trade and other receivables, net
5.1.	Trade and other receivables, net

	06.30.2019	12.31.2018
Receivables from contracts with customers
Third parties	4,424	6,614
Related parties
Investees (note 15.1)	677	682
Receivables from the electricity sector (note 5.4) (*)	3,965	4,400

Subtotal	9,066	11,696

Other trade receivables
Third parties
Receivables from divestments (**)	1,339	1,296
Finance lease receivables	498	519
Other receivables	1,157	1,325
Related parties
Diesel subsidy (note 15.1)	—	400
Petroleum and alcohol accounts—receivables from Brazilian Government	315	307

Subtotal	3,309	3,847

Total trade receivables	12,375	15,543

Expected credit losses (ECL)—Third parties	(2,541)	(3,390)
Expected credit losses (ECL)—Related parties	(879)	(915)

Total trade receivables, net	8,955	11,238

Current	4,047	5,746
Non-current	4,908	5,492

(*)	It includes the amount of US$ 195 at June 30, 2019 (US$ 199 at December 31, 2018) regarding finance lease receivable from Amazonas Distribuidora de Energia.
(**)	It comprises receivable from the divestment of NTS and contingent payments from the sale of interest in Roncador field.

Summary of Aging of Trade and Other Receivables
5.2.	Aging of trade and other receivables – third parties

	06.30.2019		12.31.2018
	Trade receivables	Expected credit losses	Trade receivables	Expected credit losses
Current	4,601	(369)	5,863	(360)
Overdue:
1-90 days	187	(9)	484	(54)
91-180 days	55	(13)	35	(12)
181-365 days	121	(22)	48	(20)
More than 365 days	2,454	(2,128)	3,325	(2,944)

Total	7,418	(2,541)	9,755	(3,390)

Schedule of Changes in credit losses provision
5.3.	Changes in provision for expected credit losses

	Jan-Jun/ 2019	Jan-Dec/ 2018
Opening balance	4,305	5,945
Initial application of IFRS 9	—	122
Additions	65	104
Write-offs	(94)	(1,253)
Transfer of assets held for sale	(866)	6
Cumulative translation adjustment	10	(619)

Closing balance	3,420	4,305

Current	1,131	1,715
Non-current	2,289	2,590

Schedule of trade receivables - electricity sector
5.4.	Trade receivables – electricity sector (isolated electricity system in the northern region of Brazil)

Receivables from electricity sector	Receivables outside the scope of DAAs	DAA 2014	DAA 2018	Lease receivables	Others	Total
Receivables	1,348	2,560	739	199	1	4,847
ECL	(1,182)	(5)	(1)	—	(1)	(1,189)

Balance at December 31, 2018	166	2,555	738	199	—	3,658

Sales	521	—	—	—	—	521
Amounts received	(462)	(240)	(279)	(18)	—	(999)
Interest	11	68	25	12	—	116
Derecognition of receivables	(75)	—	—	—	—	(75)
Agreements in 2018	—	—	218	—	—	218
(Additions)/reversals of ECL	(11)	2	—	(8)	—	(17)
Derecognition of receivables—ECL	62	—	—	—	—	62
Transfer to assets held for sale	(6)	(23)	(200)	—	—	(229)
CTA	(1)	25	4	2	—	30

Balance at June 30, 2019	205	2,387	506	187	—	3,285

Receivables	1,091	2,391	506	195	—	4,183
ECL	(886)	(4)	—	(8)	—	(898)

Balance at June 30, 2019	205	2,387	506	187	—	3,285

	Receivables	ECL	Total
Related parties—Eletrobras Group
Eletrobras	3,731	(836)	2,895
Amazonas Distribuidora de Energia—AmE	234	(42)	192

Total	3,965	(878)	3,087

Third parties
Cia de Gás do Amazonas—CIGÁS	198	(5)	193
Cia de Eletricidade do Amapá—CEA	15	(15)	—
Others	5	—	5

Total	218	(20)	198

Balance at June 30, 2019	4,183	(898)	3,285

Balance at December 31, 2018	4,847	(1,189)	3,658